Other Items	6 Months Ended
Jun. 30, 2020
Disclosure of classes of share capital [abstract]
Other Items
25.	OTHER ITEMS

a.
The Company paused recruitment of new patients for its multiple ascending dose clinical trial of ASLAN004 on April 13, 2020 in line with government restrictions enforced in Singapore to contain the spread of the coronavirus disease
(COVID-19).
Patients are now being recruited into the second of three dose cohorts at all screening sites in Singapore. To accelerate recruitment, the Company is in the process of opening additional study sites in Australia and the United States. The Company expects to report interim, unblinded data from all three dose cohorts for ASLAN004 in the fourth quarter of 2020.

b.
On July 16, 2020, TPEx notified the Company that the Company showed a negative net worth and lack of operating revenue for the six months ending June 30, 2020, resulting in the Company’s failure to meet TPEx’s listing standards provided in subparagraph 4, paragraph 1, Article
12-2
of the Taipei Exchange Rules Governing Securities Trading on the TPEx. Thus, on August 25, 2020 the Company’s ordinary shares ceased trading on TPEx, resulting in the Nasdaq Global Market being the primary listing of the Company’s securities.

On July 17, 2020, the Company’s Board of Directors approved a comprehensive conversion plan of the Company’s ordinary shares to Nasdaq-listed ADSs and Frequently Asked Questions (the “Conversion Plan”). Holders of the Company’s ordinary shares will have the option to convert their ordinary shares into ADSs pursuant to the Conversion Plan.
On September 4, 2020, the shareholders at an Extraordinary General Meeting approved the Cessation of the Company’s public company status in Taiwan, following termination of trading of the Company’s ordinary shares on the TPEx, Redenominating Share Capital to U.S. dollars conditional on Cessation of Public Company Status and Reducing Share Capital to a nominal or par value of US$0.01 each conditional upon the receipt of an order of the Grand Court of the Cayman Islands approving the Capital Reduction.

On September 17, 2020 the Company received the approval from Financial Supervisory Commission by an official letter of the Cessation of the Company’s public company status.